SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northern Capital Management
Address:  8000 Excelsior Drive, Suite 201
	  Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman & Chief Executive Officer
Phone: (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			January 4, 2011
    [Signature]			[City, State]			    [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:     Northern Capital Management
Address:  8000 Excelsior Drive, Suite 201
	  Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	113

Form 13F Information Table Value Total:	163,838
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
ABBOTT LABS          Common          002824100   1,767     36,890 SOLE                 36,890                 0
ACCENTURE PLC        SHS Class A     G1151C101   1,012     20,880 SOLE                 20,130               750
AES CORPORATION      Common          00130H105     655     53,785 SOLE                 53,785                 0
ANWORTH MTG ASSET    Common          037347101     320     45,660 SOLE                 45,660                 0
APPLE COMPUTER       Common          037833100   2,001      6,202 SOLE                  6,072               130
AUTOLIV INC          Common          052800109     605      7,665 SOLE                  7,315               350
BANK OF AMERICA      Common          060505104   2,392    179,317 SOLE                176,292             3,025
BAXTER INTL          Common          071813109   2,034     40,175 SOLE                 39,750               425
BEST BUY CO INC      Common          086516101     494     14,415 SOLE                 13,540               875
BPZ RESOURCES        Common          055639108     216     45,440 SOLE                 45,440                 0
BROOKFIELD ASSET MGN CL A Ltd Vt SH  112585104   1,924     57,803 SOLE                 57,803                 0
CA INC               Common          12673P105   1,653     67,641 SOLE                 66,516             1,125
CARDINAL HEALTH      Common          14149Y108   2,216     57,822 SOLE                 56,972               850
CAREFUSION CORP      Common          14170T101   1,390     54,092 SOLE                 52,917             1,175
CENOVUS ENERGY       Common          15135U109   2,093     62,965 SOLE                 62,265               700
CENVEO INC           Common          15670S105     569    106,525 SOLE                106,525                 0
CHEVRON CORP         Common          166764100     765      8,379 SOLE                  8,379                 0
CISCO SYSTEMS INC    Common          17275R102   3,966    196,050 SOLE                192,750             3,300
CIT GROUP INC        Common New      125581801   1,042     22,115 SOLE                 21,340               775
CITIGROUP INC        Common          172967101   2,665    563,495 SOLE                553,170            10,325
COMCAST CORP         Class A         20030N101   2,045     93,102 SOLE                 91,427             1,675
CONOCOPHILLIPS       Common          20825C104     307      4,515 SOLE                  4,515                 0
CONSTELLATION BRANDS Class A         21036P108   1,365     61,620 SOLE                 61,620                 0
DIRECTV - CL A       Common CL A     25490A101     455     11,400 SOLE                 10,700               700
DR PEPPER SNAPPLE    Common          26138E109   1,998     56,830 SOLE                 55,980               850
D&P SELECT INCOME    Common          23325P104     110     12,000 SOLE                 12,000                 0
EDISON INTL          Common          281020107     569     14,750 SOLE                 13,850               900
EMC CORP             Common          268648102   3,680    160,710 SOLE                157,460             3,250
ENCANA CORP          Common          292505104   1,792     61,555 SOLE                 60,205             1,350
ENSCO INTL PLC       Common          29358Q109   2,538     47,545 SOLE                 46,670               875
EXELON CORP          Common          30161N101     201      4,835 SOLE                  4,835                 0
EXXON MOBIL          Common          30231G102     520      7,114 SOLE                  7,114                 0
FEMSA INTL           Spon ADR Units  344419106   2,335     41,750 SOLE                 41,750                 0
FIDELITY NATL INFO   Common          31620M106     422     15,419 SOLE                 15,419                 0
FLEXTRONICS INTL     Common          Y2573F102   1,008    128,428 SOLE                128,428                 0
FREEPORT-MCMORAN COP Common          35671D857     492      4,100 SOLE                  3,850               250
GENERAL CABLE        Common          369300108   1,862     53,065 SOLE                 52,340               725
GENERAL ELECTRIC     Common          369604103   1,602     87,594 SOLE                 85,519             2,075
CLAYMORE ETF TR      China Sml Cap   18383Q853     605     20,130 SOLE                 20,130                 0
CLAYMORE EXCHANGE    Sabrient Insid  18383M209     323      9,895 SOLE                  9,895                 0
GILEAD SCIENCES      Common          375558103   1,999     55,150 SOLE                 53,950             1,200
GOLDMAN SACHS GROUP  Common          38141G104     445      2,645 SOLE                  2,470               175
GOOGLE INC.          Class A         38259P508   2,706      4,556 SOLE                  4,521                35
GRUPO TELEVISA SA    SP ADR Rep Ord  40049J206   1,435     55,325 SOLE                 54,225             1,100
H & R BLOCK INC      Common          093671105     680     57,080 SOLE                 54,955             2,125
HATTERAS FINCL.      Common          41902R103   2,032     67,131 SOLE                 66,231               900
HEWLETT PACKARD      Common          428236103   1,614     38,340 SOLE                 37,590               750
HONEYWELL INTL       Common          438516106   2,025     38,096 SOLE                 37,546               550
INTEL CORP           Common          458140100   2,423    115,230 SOLE                113,880             1,350
INTL BUSINESS MACH   Common          459200101     245      1,669 SOLE                  1,669                 0
ISHARES TRUST        Ftse Xnhua idx  464287184   2,466     57,230 SOLE                 56,230             1,000
ISHARES TRUST        Rusl 2000 Valu  464287630   2,118     29,795 SOLE                 29,495               300
ISHARES TRUST        S&P Gbl Inf     464287291     440      7,170 SOLE                  6,670               500
ISHARES TRUST        Msci Emerg Mkt  464287234   2,884     60,529 SOLE                 59,279             1,250
ISHARES INC          Msci Emu Index  464286608     463     13,140 SOLE                 13,140                 0
ISHARES TRUST        Rusl 1000 Grw   464287614     339      5,925 SOLE                  5,925                 0
ISHARES TRUST        Rusl 1000 Val   464287598   1,957     30,161 SOLE                 27,961             2,200
ISHARES TRUST        Russell Mcp Gr  464287481   2,427     42,864 SOLE                 42,364               500
ISHARES TRUST        Russell Mcpvl   464287473   3,494     77,634 SOLE                 75,284             2,350
ISHARES TRUST        S&P Gbl Hlthcr  464287325     557     10,755 SOLE                 10,105               650
ISHARES TRUST        S&P Gbl Ener    464287341     530     13,580 SOLE                 13,580                 0
ISHARES TRUST        US Pfd Stk Idx  464288687   1,608     41,440 SOLE                 41,440                 0
JOHNSON & JOHNSON    Common          478160104   2,657     42,954 SOLE                 42,254               700
JOY GLOBAL INC       Common          481165108   2,291     26,405 SOLE                 25,980               425
JP MORGAN SEC        Common          46625H100   2,281     53,779 SOLE                 52,629             1,150
KBR INC.             Common          48242W106   1,296     42,520 SOLE                 42,520                 0
LEUCADIA NATL CORP   Common          527288104   1,920     65,795 SOLE                 65,795                 0
MARATHON OIL CORP    Common          565849106   1,688     45,585 SOLE                 44,385             1,200
MARSHALL & ILSLEY    Common          571837103   1,233    178,201 SOLE                178,201                 0
MASCO CORP           Common          574599106     687     54,250 SOLE                 51,750             2,500
MEDTRONIC INC        Common          585055106   2,610     70,379 SOLE                 69,104             1,275
MGIC INVSTMT CORP    Common          552848103     506     49,675 SOLE                 46,175             3,500
MICROSOFT CORP       Common          594918104   3,976    142,451 SOLE                139,876             2,575
MKT VECTORS ETF      Nuc Energy ETF  5706OU704   2,134     84,167 SOLE                 82,517             1,650
NASDAQ OMX GRP       Common          631103108     798     33,635 SOLE                 32,585             1,050
NII HOLDINGS INC     Class B New     62913F201   2,211     49,505 SOLE                 48,855               650
NOBLE CORP BAAR      Namen - Akt     H5833N103   1,233     34,468 SOLE                 33,568               900
NOVARTIS A G         Sponsored ADR   66987V109   2,846     48,280 SOLE                 47,655               625
NRG ENERGY INC       Common New      629377508     687     35,150 SOLE                 35,150                 0
OWENS-ILLINOIS INC   Common New      690768403     457     14,900 SOLE                 13,900             1,000
PEPSICO INC          Common          713448108   1,442     22,075 SOLE                 22,075                 0
PETROLEO BRASILEIRO  Sponsored ADR   71654V408   1,949     51,505 SOLE                 50,505             1,000
PFIZER INC           Common          717081103     551     31,495 SOLE                 31,495                 0
PNC BANK CORP        Common          693475105   1,799     29,630 SOLE                 29,005               625
PRECISION CASTPARTS  Common          740189105     720      5,175 SOLE                  5,175                 0
PROCTER & GAMBLE     Common          742718109   2,609     40,555 SOLE                 39,905               650
PROSPECT CAPITAL     Common          74348T102     738     68,343 SOLE                 68,343                 0
POWERSHARES ETF TR   Dyna Buybk Ach  73935X286   1,031     42,375 SOLE                 42,375                 0
POWERSHRS GLOBAL ETF Gbl Wtr Port    73936T623     660     33,000 SOLE                 33,000                 0
POWERSHARES ETF TR   Gbl Lstd Pvt Eq 73935X195   3,117    289,965 SOLE                287,090             2,875
POWERSHARES ETF TR   Water Resource  73935X575   1,742     91,717 SOLE                 91,717                 0
QUALCOMM INC.        Common          747525103   2,755     55,675 SOLE                 55,075               600
SEALED AIR CORP      Common          81211K100     387     15,225 SOLE                 14,250               975
SPDR INDX SHS FDS    S&P Emktsc ETF  78463X756     704     12,350 SOLE                 11,600               750
SPDR GOLD TRUST      Gold SHS        78463V107     420      3,025 SOLE                  3,025                 0
SPDR SERIES TR       S&P Biotech     78464A870   2,073     32,857 SOLE                 32,457               400
SUPERVALUE INC       Common          868536103     491     50,962 SOLE                 48,087             2,875
TARGET CORP          Common          87612E106     427      7,100 SOLE                  6,550               550
TEJON RANCH          Common          879080109     326     11,845 SOLE                 11,845                 0
TERADYNE INC         Common          880770102   2,214    157,675 SOLE                155,025             2,650
TEVA PHARMACEUTICALS ADR             881624209   2,205     42,290 SOLE                 41,440               850
THERMO FISHER SCIENT Common          883556102   2,083     37,624 SOLE                 36,974               650
TRANSOCEAN LTD       Common          H8817H100   1,373     19,752 SOLE                 19,221               531
UNITEDHEALTH GRP     Common          91324P102   1,947     53,925 SOLE                 53,275               650
URS CORP             Common          903236107   1,545     37,139 SOLE                 36,114             1,025
US ECOLOGY INC       Common          91732J102     993     57,140 SOLE                 57,140                 0
VALERO ENERGY        Common          91913Y100   1,049     45,380 SOLE                 44,080             1,300
VERIZON COMM.        Common          92343V104     384     10,722 SOLE                 10,022               700
VISA INC             Common CL A     92826C839     484      6,875 SOLE                  6,875                 0
VODAFONE GRP PLC     Spon Adr New    92857W209   2,434     92,041 SOLE                 90,641             1,400
WALGREEN CO          Common          931422109     378      9,707 SOLE                  9,707                 0
WEATHERFORD INTL     REG             H27013103     754     33,070 SOLE                 33,070                 0
XILINX INC           Common          983919101   1,194     41,210 SOLE                 41,210                 0
YAHOO! CORP          Common          984332106     454     27,325 SOLE                 25,500             1,825

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